                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 3/31/2010

Check here if Amendment [_]; Amendment Number:
                                              -------------
  This Amendment (Check only one.): [_] is a restatement.
                                    [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Traxis Partners LP
Address: 600 Fifth Avenue
         New York, NY 10020

Form 13F File Number: 28-10868

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Chris Crawford
Title:   Director of Operations / CCO
Phone:   212-332-5158

Signature, Place, and Date of Signing:

     /s/ Chris Crawford             New York, NY                5/14/2010
    --------------------           --------------             -------------
        [Signature]                 [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number      Name

     28-
     ----------------------    ----------------------------------
     [Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             NONE

Form 13F Information Table Entry Total:  16,187,234

Form 13F Information Table Value Total:     542,157
                                        (thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.      Form 13F File Number        Name

              28-
     ----     ----------------------      -------------------------------

     [Repeat as necessary.]

                                                                              SH/ PUT/ INVESTMENT  OTHER    VOTING VOTING VOTING
SECURITY                         TITLE OF CLASS    CUSIP    VALUE    SHARES   PRN CALL DISCRETION MANAGERS   SOLE  SHARED  NONE
-------------------------------- --------------- --------- ------- ---------- --- ---- ---------- -------- ------- ------ ------
3M COMPANY USD COM               COM             88579Y101     835      10000  SH         Sole                   0      0  10000
ABBOTT LABS USD COM              COM             002824100    5507     104550  SH         Sole                   0      0 104550
ALASKA AIRLINES STK              COM             011659109     226       5497  SH         Sole                5497      0      0
AMR STK                          COM             001765106     775      85073  SH         Sole               40073      0  45000
ANADARKO PETROLEUM CORP USD COM  COM             032511107     220       3025  SH         Sole                   0      0   3025
BAKER HUGHES INC USD COM         COM             057224107    1171      25000  SH         Sole                   0      0  25000
BANK OF AMERICA CORP             COM             060505104    1847     103500  SH         Sole              103500      0      0
BANK OF NEW YORK MELLON CORP     COM             064058100    1747      56604  SH         Sole                   0      0  56604
BP PLC SPONS ADR REPR 6 ORDS     SPONSORED ADR   055622104     285       5000  SH         Sole                   0      0   5000
BROADCOM CORP USD COM            CL A            111320107    3586     108100  SH         Sole                   0      0 108100
CANADIAN SOLAR INC               COM             136635109     364      15000  SH         Sole               15000      0      0
CATERPILLAR INC USD COM          COM             149123101    6599     105000  SH         Sole                   0      0 105000
CHEVRON CORP USD COM             COM             166764100     909      12000  SH         Sole                   0      0  12000
CHINA MEDICAL TECH INC 3.5
 11/15/2011 REGS                 NOTE 3.500%11/1 169483AB0     389     500000  SH         Sole              500000      0      0
CISCO SYSTEMS INC USD COM        COM             17275R102    7585     291400  SH         Sole                   0      0 291400
CITIGROUP INC                    COM             172967101    1381     341000  SH         Sole              341000      0      0
CONTINENTAL AIRLINES-CL B        CL B            210795308    3149     143369  SH         Sole               38169      0 105200
D.R. HORTON INC                  COM             23331A109    1214      96400  SH         Sole               96400      0      0
DEERE & CO COM                   COM             244199105    5529      93000  SH         Sole                   0      0  93000
DELL INC USD COM                 COM             24702R101     825      55000  SH         Sole                   0      0  55000
DELTA AIR LINES INC              COM NEW         247361702    1026      70369  SH         Sole               70369      0      0
DU PONT DE NEMOURS & CO E.I.
 USD.30                          COM             263534109    5073     136250  SH         Sole                   0      0 136250
EMC CORP USD COM                 COM             268648102    6052     335500  SH         Sole                   0      0 335500
ESTEE LAUDER CO INC USD CL-A COM CL A            518439104    1746      26924  SH         Sole                   0      0  26924
EXXON MOBIL CORP USD COM         COM             30231G102     401       6000  SH         Sole                   0      0   6000
FREEPORT-MCMORAN COPPER & GOLD   COM             35671D857    1670      20000  SH         Sole                   0      0  20000
GAFISA SA-ADR                    SPONS ADR       362607301     137      10000  SH         Sole               10000      0      0
GENERAL ELECTRIC CO USD COM      COM             369604103     944      51900  SH         Sole                   0      0  51900
GENZYME CORP COMMON              COM             372917104     501       9670  SH         Sole                   0      0   9670
GOOGLE INC CL A                  CL A            38259P508    6038      10650  SH         Sole                   0      0  10650
HEALTH CARE SELECT SECTOR        SBI HEALTHCARE  81369Y209   22796     710600  SH         Sole              710600      0      0
HEWLETT-PACKARD CO USD COM       COM             428236103    2668      50200  SH         Sole                   0      0  50200
INTEL CORP USD COM               COM             458140100    4719     212000  SH         Sole                   0      0 212000
INTERNATIONAL BUSINESS MACHINES
 CORP USD COM                    COM             459200101    3193      24900  SH         Sole                   0      0  24900
IPATH MSCI INDIA INDEX ETN NOTE
 0.000 19DEC2099                 IPMS INDIA ETN  06739F291    3342      50000  SH         Sole                   0      0  50000
ISHARES FTSE/XINHUA CHINA 25     FTSE XNHUA IDX  464287184   61939    1471250  SH         Sole             1408000      0  63250
ISHARES MSCI ACWI INDEX FUND     MSCI ACWI INDX  464288257   15576     358000  SH         Sole              358000      0      0
ISHARES MSCI BRAZIL              MSCI BRAZIL     464286400   34472     468000  SH         Sole              468000      0      0
ISHARES MSCI EMERGING MKTS INDEX
 ETF                             MSCI EMERG MKT  464287234    8171     194000  SH         Sole                   0      0 194000
ISHARES MSCI JAPAN INDEX         MSCI JAPAN      464286848   13003    1245500  SH         Sole             1245500      0      0
ISHARES MSCI MEXICO              MSCI MEX INVEST 464286822    9454     177141  SH         Sole              177141      0      0
ISHARES MSCI TAIWAN INDEX        MSCI TAIWAN     464286731    3852     307000  SH         Sole              307000      0      0
ISHARES MSCI THAILAND INVSTB     MSCI THAILAND   464286624    4073      85000  SH         Sole               85000      0      0
ISHARES RUSSELL 2000 INDEX FUND
 (ETS)                           RUSSELL 2000    464287655    1017      15000  SH         Sole                   0      0  15000
ISHARES S&P 100 INDEX FUND       S&P 100 IDX FD  464287101   40935     764000  SH         Sole              759000      0   5000
JA SOLAR HOLDINGS CO LTD-ADS     SPON ADR        466090107     359      64000  SH         Sole               64000      0      0
JOHNSON & JOHNSON USD COM        COM             478160104    7543     115700  SH         Sole                   0      0 115700
JP MORGAN CHASE & CO             COM             46625H100    4115      91975  SH         Sole               47000      0  44975
JUNIPER NETWORKS INC USD COM     COM             48203R104     969      31600  SH         Sole                   0      0  31600
KB HOME                          COM             48666K109     442      26400  SH         Sole               26400      0      0
LDK SOLAR CO JAN 12 4P           PUT             50183L957     208     195400  SH         Sole              195400      0      0

                                     Page 1

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
                                                                              SH/ PUT/ INVESTMENT  OTHER    VOTING VOTING VOTING
SECURITY                         TITLE OF CLASS    CUSIP    VALUE    SHARES   PRN CALL DISCRETION MANAGERS   SOLE  SHARED  NONE
-------------------------------- --------------- --------- ------- ---------- --- ---- ---------- -------- ------- ------ ------
LDK SOLAR CO LTD - ADR           SPONSORED ADR   50183L107     321      49000  SH         Sole               49000      0      0
LDK SOLAR CO LTD 4.75 04/15/13   NOTE 4.750% 4/1 50183LAB3    1267    1500000  SH         Sole             1500000      0      0
LENNAR CORP                      CL A            526057104     910      52900  SH         Sole               52900      0      0
MARKET VECTORS RUSSIA ETF        RUSSIA ETF      57060U506     848      24700  SH         Sole               24700      0      0
MCDONALDS CORP USD COM           COM             580135101    5444      81600  SH         Sole                   0      0  81600
MDC HOLDINGS STK                 COM             552676108     491      14200  SH         Sole               14200      0      0
MERCK & CO INC USD COM           COM             58933Y105    6779     181500  SH         Sole                   0      0 181500
MERITAGE CORPORATION             COM             59001A102     203       9700  SH         Sole                9700      0      0
MICROSOFT CORP USD COM           COM             594918104    6260     213900  SH         Sole                   0      0 213900
MOBILE TELESYSTEMS- SP ADR       SPONSORED ADR   607409109    1387      25000  SH         Sole               25000      0      0
MORGAN STANLEY                   COM NEW         617446448    3406     116310  SH         Sole                   0      0 116310
MORGAN STANLEY CHINA A SHARE     COM             617468103    1380      47600  SH         Sole               47600      0      0
NVR INC                          COM             62944T105    1278       1760  SH         Sole                1760      0      0
OIL SERVICE HOLDRS TRUST         DEPOSTRY RCPT   678002106   29666     242000  SH         Sole              242000      0      0
PARKER-HANNIFIN CORP USD COM     COM             701094104    3752      57960  SH         Sole                   0      0  57960
PEPSICO INC USD COM              COM             713448108    1190      18000  SH         Sole                   0      0  18000
PFIZER INC USD COM               COM             717081103    2942     171600  SH         Sole                   0      0 171600
PLUM CREEK TIMBER CO INC USD COM COM             729251108    3501      90000  SH         Sole                   0      0  90000
POTASH CORP OF SASKATCHEWAN CAD
 COM (USD)                       COM             73755L107     429       3600  SH         Sole                   0      0   3600
POWERSHARES QQQ NASDAQ 100
 (NASDAQ)                        UNIT SER 1      73935A104   88410    1835000  SH         Sole             1830000      0   5000
POWERSHARES WINDERHILL CLEAN ENE WNDRHLL CLN EN  73935X500    1306     131200  SH         Sole                   0      0 131200
PROCTER & GAMBLE CO USD COM      COM             742718109    2549      40290  SH         Sole                   0      0  40290
PULTE GROUP INC                  COM             745867101    1297     115300  SH         Sole              115300      0      0
RBS 6 3/4 PFD                    ADR PREF SHS Q  780097754     503      37730  SH         Sole               37730      0      0
RESEARCH IN MOTION LTD USD COM   COM             760975102     369       5000  SH         Sole                   0      0   5000
RYLAND GROUP STK                 COM             783764103     298      13300  SH         Sole               13300      0      0
SCHLUMBERGER LTD CURACAO USD COM COM             806857108    6009      94700  SH         Sole                   0      0  94700
SOLARFUN POWER HOLD-SPON ADR     SPONSORED ADR   83415U108     390      50000  SH         Sole               50000      0      0
STANDARD PACIFIC STK             COM             85375C101     144      31900  SH         Sole               31900      0      0
SUNTECH POWER HOLDINGS-ADR       ADR             86800C104     504      36000  SH         Sole               36000      0      0
THOMAS & BETTS CORP USD COM      COM             884315102     810      20665  SH         Sole                   0      0  20665
TOLL BROTHERS STK                COM             889478103    1040      50000  SH         Sole               50000      0      0
TRINA SOLAR LTD-SPON ADR         SPON ADR        89628E104     341      14000  SH         Sole               14000      0      0
UAL CORP                         COM NEW         902549807    1665      85172  SH         Sole               85172      0      0
UNION PACIFIC CORP USD COM       COM             907818108    2785      38000  SH         Sole                   0      0  38000
UNITED TECHNOLOGIES CORP USD COM COM             913017109    5174      70300  SH         Sole                   0      0  70300
VANGUARD REIT ETF                REIT ETF        922908553   31918     653800  SH         Sole              653800      0      0
VIMPEL COMMUNICATIONS ADR        SPONSORED ADR   68370R109    1454      79000  SH         Sole               79000      0      0
VMWARE INC                       COM             928563402    5010      94000  SH         Sole                   0      0  94000
WAL MART STORES INC USD COM      COM             931142103    3602      64800  SH         Sole                   0      0  64800
WEATHERFORD INTERNATIONAL LTD    REG             H27013103    2267     143000  SH         Sole                   0      0 143000
WELLS FARGO & COMPANY            COM             949746101    1938      62300  SH         Sole               62300      0      0
YINGLI GREEN ENERGY HOLD-ADR     ADR             98584B103     343      27000  SH         Sole               27000      0      0
                                                           542,157 16,187,234

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